PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PLANT AND EQUIPMENT
Computer equipment
USD
Cost:
At 1 April 2023, 31 March 2024 and 30 September 2024	5,038
Accumulated depreciation:
At 1 April 2023	(1,342)
Charge for the year	(3,696)
At 31 March 2024 and 30 September 2024	(5,038)
Net carrying amount:
At 31 March 2024 and 30 September 2024	-

Computer equipment
USD
Cost:
At 1 April 2022, 31 March 2023 and 31 March 2024	5,038
Accumulated depreciation:
At 1 April 2022	(335)
Charge for the year	(1,007)
At 31 March 2023	(1,342)
Charge for the year	(3,696)
At 31 March 2024	(5,038)
Net carrying amount:
At 31 March 2024	-
At 31 March 2023	3,696